Deferred purchase price - Maturity analysis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred purchase price
Deferred purchase price	$ 646,678	$ 1,148,013	$ 1,207,682
Less than one year (current)
Deferred purchase price
Deferred purchase price	646,678	1,148,013
Shotl
Deferred purchase price
Deferred purchase price	627,158	627,158
Urbvan
Deferred purchase price
Deferred purchase price		491,344
Door2Door
Deferred purchase price
Deferred purchase price	$ 19,520	$ 29,511